Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Paraguay [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 27.3	$ 18.5